[BROWN BROTHERS HARRIMAN LOGO]

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2002

                              BBH U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

SHARES                                                                 VALUE
------                                                                 -----
           COMMON STOCKS (99.1%)

           BASIC MATERIALS (3.1%)

21,900     E.I. du Pont de Nemours & Co.                            $     974,550

13,200     Phelps Dodge Corp.                                             472,560
                                                                    -------------
           TOTAL BASIC MATERIALS                                        1,447,110
                                                                    -------------


           CAPITAL GOODS/DURABLES (3.7%)

15,410     Dover Corp.                                                    574,177

15,820     General Electric Co.                                           499,121

9,150      Illinois Tool Works, Inc.                                      659,715
                                                                    -------------
           TOTAL CAPITAL GOODS/DURABLES                                 1,733,013
                                                                    -------------


           CONSUMER NON-DURABLES (9.9%)

19,040     Avon Products, Inc.                                          1,063,384

27,470     Coca Cola Co.                                                1,524,860

24,180     Estee Lauder Companies, Inc.                                   874,107

33,130     Gillette Co.                                                 1,175,452
                                                                    -------------
           TOTAL CONSUMER NON-DURABLES                                  4,637,803
                                                                    -------------


           ENERGY (8.2%)

8,650      ChevronTexaco Corp.                                            750,041

57,422     Exxon Mobil Corp.                                            2,306,642

15,150     Royal Dutch Petroleum Co.                                      791,739
                                                                    -------------
           TOTAL ENERGY                                                 3,848,422
                                                                    -------------


           FINANCE (18.3%)

13,954     American International Group                                   964,500

24,470     Bank of New York Co., Inc.                                     895,357

44,596     Citigroup, Inc.                                              1,931,007

16,045     Fannie Mae                                                   1,266,432

18,160     FleetBoston Financial Corp.                                    641,048

10,850     Hartford Financial Services Group, Inc.                        751,905

18,870     Merrill Lynch & Co., Inc.                                      791,408

26,400     St. Paul Companies, Inc.                                     1,314,984
                                                                    -------------
           TOTAL FINANCE                                                8,556,641
                                                                    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SHARES                                                                  VALUE
------                                                                  -----
           HEALTH CARE (15.1%)

23,850     Applera Corp. - Applied Biosystems Group                 $     408,312

26,000     IMS Health, Inc.                                               535,860

16,030     Lilly (Eli) & Co.                                            1,058,781

13,850     Medtronic, Inc.                                                618,957

30,250     Merck & Co., Inc.                                            1,643,785

41,310     Pfizer, Inc.                                                 1,501,618

31,534     Pharmacia Corp.                                              1,300,147
                                                                    -------------
           TOTAL HEALTH CARE                                            7,067,460
                                                                    -------------


           RETAIL (7.4%)

26,180     Costco Wholesale Corp.*                                      1,052,436

27,962     Home Depot, Inc.                                             1,296,598

19,970     Wal-Mart Stores, Inc.                                        1,115,524
                                                                    -------------
           TOTAL RETAIL                                                 3,464,558
                                                                    -------------


           SERVICES (10.7%)

48,190     AOL Time Warner, Inc.*                                         916,574

24,440     Cox Communications, Inc.*                                      816,052

34,200     SBC Communications, Inc.                                     1,062,252

33,630     Sprint Corp. PCS Group*                                        376,992

20,750     Verizon Communications, Inc.                                   832,282

20,897     Viacom, Inc. (Class B)*                                        984,249
                                                                    -------------
           TOTAL SERVICES                                               4,988,401
                                                                    -------------


           TECHNOLOGY (19.7%)

27,000     Applied Materials, Inc.*                                       656,640

18,880     Automatic Data Processing, Inc.                                959,859

50,140     Cisco Systems, Inc.*                                           734,551

25,640     Computer Associates International, Inc.                        476,904

43,250     Dell Computer Corp.*                                         1,139,205

33,050     Intel Corp.                                                    945,561

15,690     International Business Machines Corp.                        1,314,194

34,010     Microsoft Corp.*                                             1,777,363

38,370     Texas Instuments, Inc.                                       1,186,784
                                                                    -------------
           TOTAL TECHNOLOGY                                             9,191,061
                                                                    -------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SHARES                                                                  VALUE
------                                                                  -----
           TRANSPORTATION (1.7%)

12,850     United Parcel Service, Inc. (Class B)                    $     771,514
                                                                    -------------
           TOTAL TRANSPORTATION                                           771,514
                                                                    -------------
           UTILITIES (1.3%)

16,250     Duke Energy Corp.                                              622,863
                                                                    -------------
           TOTAL UTILITIES                                                622,863
                                                                    -------------

TOTAL INVESTMENTS, (IDENTIFIED COST $52,137,760) (a)         99.1%  $  46,328,846

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES                 0.9        397,735
                                                            ------  -------------
NET ASSETS                                                  100.0%  $  46,726,581
                                                            ======  =============

*    Non-income producing security

(a) The aggregate cost for federal income tax purposes is $52,137,760, the aggregate gross unrealized appreciation is $2,936,664 and the aggregate gross unrealized depreciation is $8,745,578, resulting in net unrealized depreciation of $5,808,914.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:

   Investments in securities, at value  (identified cost $52,137,760)   $46,328,846

   Cash                                                                     355,348

   Receivables for:

     Investments sold                                                     1,501,618

     Dividends                                                               34,854
                                                                                         -----------
       TOTAL ASSETS                                                      48,220,666
                                                                                         -----------

LIABILITIES:

   Payables for:

     Withdrawals                                                          1,427,280

     Investment advisory fees                                                27,482

     Professional fees                                                       18,648

     Custody fees                                                            11,332

     Administrative fees                                                      1,480

     Board of Trustees' fees                                                    365

     Accrued expenses and other liabilities                                   7,498
                                                                                         -----------
       TOTAL LIABILITIES                                                  1,494,085
                                                                                         -----------

NET ASSETS                                                              $46,726,581
                                                                                         ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:

INCOME:

Dividends (net of withholding tax of $87,864)                     $    295,255
                                                                  ------------

EXPENSES:

Investment advisory fees                                               206,137

Custody fees                                                            31,577

Administrative fees                                                     11,100

Professional fees                                                        7,240

Board of Trustees' fees                                                  6,257

Miscellaneous Expenses                                                  16,225
                                                                  ------------
    TOTAL EXPENSES                                                     278,536

    Fees paid indirectly                                                (4,392)
                                                                  ------------
    NET EXPENSES                                                       274,144
                                                                  ------------
    NET INVESTMENT INCOME                                               21,111
                                                                  ------------


NET REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) on investments                            (10,334,246)

Change in unrealized appreciation (depreciation) on investments      9,693,813
                                                                  ------------
       NET REALIZED AND UNREALIZED GAIN (LOSS)                        (640,433)
                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   (619,322)
                                                                  ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX MONTHS         FOR THE YEAR
                                                                  ENDED APRIL 30, 2002           ENDED
                                                                       (UNAUDITED)          OCTOBER 31, 2001
                                                                  --------------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:

   Operations:

     Net investment income (loss)                                    $      21,111           $     (44,310)
                                                                     -------------           -------------

     Net realized gain (loss) on investments                           (10,334,246)            (12,245,320)

     Change in unrealized appreciation

       (depreciation) on investments                                     9,693,813             (18,283,485)
                                                                     -------------           -------------
       Net decrease in net assets resulting from operations               (619,322)            (30,573,115)
                                                                     -------------           -------------


   Capital transactions:

     Proceeds from contributions                                         2,638,009              18,944,843

     Fair value of withdrawals                                         (21,820,080)            (28,424,643)
                                                                     -------------           -------------
       Net decrease in net assets resulting from
            capital transactions                                       (19,182,071)             (9,479,800)
                                                                     -------------           -------------
          Total decrease in net assets                                 (19,801,393)            (40,052,915)
                                                                     -------------           -------------


NET ASSETS:

     Beginning of year                                                  66,527,974             106,580,889
                                                                     -------------           -------------
     END OF PERIOD                                                   $  46,726,581           $  66,527,974
                                                                     =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS


                                                         FOR THE SIX                    FOR THE YEAR
                                                         MONTHS ENDED                ENDED OCTOBER  31,
                                                        APRIL 30, 2002         -----------------------------
                                                         (UNAUDITED)              2001               2000
                                                        --------------            ----               ----
Total Return                                                (2.58)%              (29.95)%             (0.47)%

Ratios/Supplemental Data:

    Net assets, end of period (000's omitted)             $46,727               $66,528            $106,581

    Expenses as a percentage of

        average net assets:

       Expenses paid by Portfolio                            0.87%(1)              0.78%               0.82%

       Expense offset arrangemment                           0.01%(1)              0.04%               0.02%
                                                          -------               -------            --------
       Total Expenses                                        0.88%(1)              0.82%               0.84%
                                                          =======               =======            ========
    Ratio of net investment income to
       average net assets                                    0.07%(1)             (0.05)%             (0.12)%

    Portfolio turnover rate                                    24%(1)                55%                130%

--------------------

(1)   Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.

B. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2002, the

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   Portfolio incurred $206,137 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the BBHTC. For the six months ended April 30, 2002, the Portfolio incurred $11,100 for administrative services.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months ended April 30, 2002, the Portfolio incurred $31,577 for custody services. Custody fees for the Portfolio were further reduced by $4,392, as a result of an expense offset arrangement with the Portfolio's custodian.

   BOARD OF TRUSTEES FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2002, the Portfolio incurred $6,257 for these fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $7,628,155 and $26,361,376 respectively. There were no purchases or sales of U.S. government obligations during the year. For the same period the Portfolio paid brokerage commissions of $7,446 to BBH for transactions executed on its behalf.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INVESTMENT ADVISER AND ADMINISTRATOR

BROWN BROTHERS HARRIMAN

59 WALL STREET

NEW YORK, NEW YORK 10005



DISTRIBUTOR

59 WALL STREET DISTRIBUTORS, INC.

21 MILK STREET

BOSTON, MASSACHUSETTS 02109



SHAREHOLDER SERVICING AGENT

BROWN BROTHERS HARRIMAN

59 WALL STREET

NEW YORK, NEW YORK 10005

(800) 625-5759


TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone:                       Call 1-800-575-1265

By E-mail send your request to:     bbhfunds@bbh.com


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

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